CONVERTIBLE NOTES PAYABLE (Details Narrative) - USD ($)								1 Months Ended						12 Months Ended
	Feb. 12, 2020	Dec. 04, 2019	Jul. 03, 2019	May 14, 2019	Jan. 07, 2019	Dec. 12, 2018	Dec. 10, 2018	Apr. 30, 2020	Jan. 17, 2020	Jun. 26, 2019	Apr. 30, 2019	Mar. 28, 2019	Jan. 17, 2019	Dec. 31, 2020	Dec. 31, 2019
Payment of principal amount				$ 5,000
Interest rate		8.00%	0.05%
Outstanding balance				152,500				$ 201,352
Interest on outstanding amount						$ 25,500								$ 301
Debt discount						$ 45,500
Common stock shares issued						400,000
Amortized of debt														27,199	$ 40,250
Maturity date								Apr. 23, 2022
Original discount fees														(132,005)	(144,520)
Restricted Stock [Member]
Debt discount		$ 9,000							$ 7,500
Common stock shares issued	400,000	500,000
Shares issued on commitments, amounts	$ 20,000	$ 25,000
David Stoccardo [Member]
Interest rate		8.00%	0.05%		8.00%							8.00%
Outstanding balance														0
Common stock shares issued						400,000							400,000
Amortized of debt															$ 375
Secured of promissory note		$ 189,000			$ 157,500							$ 7,875
Maturity date		Dec. 04, 2020			Jan. 08, 2020							Dec. 04, 2020
Description of conversion of debt		The note carries a prepayment feature or is convertible 180 days from the date of the note, at a fixed price of $.05 or if publicly traded at the rate of the lessor of $.05 or the lowest of 65% of the lowest closing bid price for 3 trading days previous to the conversion			Prepayment feature or is convertible 180 days from the date of the note, at a fixed price of $.05 or if publicly traded at the rate of the lessor of $.05 or the lowest of 65% of the lowest closing bid price for 3 trading days previous to the conversion		A conversion of debt into equity at a fixed price of $.05, or if publicly traded, at the rate of the lesser of $.05 or the lowest of 65% of the 20 previous trading					The note carries a prepayment feature or is convertible 180 days from the date of the note, at a fixed price of $.05 or if publicly traded at the rate of the lessor of $.05 or the lowest of 65% of the lowest closing bid price for 3 trading days previous to the conversion
Interest expense debt														6,658
Original discount fees		$ 9,000												375
Shares issued on commitments,shares		500,000
Shares issued on commitments, amounts		$ 25,000
David Stoccardo [Member] | Restricted Stock [Member]
Shares issued on commitments,shares													400,000
The Hillyer Group Inc [Member]
Interest rate			0.05%		8.00%				8.00%			8.00%
Outstanding balance														157,500
Amortized of debt														18,750
Secured of promissory note					$ 157,500				$ 157,500			$ 7,875
Maturity date					Jan. 08, 2020				Jan. 08, 2020			Dec. 04, 2020
Description of conversion of debt					The note carries a prepayment feature or is convertible 180 days from the date of the note, at a fixed price of $.05 or if publicly traded at the rate of the lessor of $.05 or the lowest of 65% of the lowest closing bid price for 3 trading days previous to the conversion				The note carries a prepayment feature or is convertible 180 days from the date of the note, at a fixed price of $.05 or if publicly traded at the rate of the lessor of $.05 or the lowest of 65% of the lowest closing bid price for 3 trading days previous to the conversion			The note carries a prepayment feature or is convertible 180 days from the date of the note, at a fixed price of $.05 or if publicly traded at the rate of the lessor of $.05 or the lowest of 65% of the lowest closing bid price for 3 trading days previous to the conversion
Original discount fees														27,500
Shares issued on commitments,shares													400,000
Shares issued on commitments, amounts													$ 20,000
The Hillyer Group Inc One [Member]
Amortized of debt														$ 19,603
First Fire Global Opportunities Fund, LLC [Member]
Interest rate			0.05%				8.00%
Outstanding balance				87,500
Secured of promissory note							$ 157,500
Maturity date							May 10, 2019
Description of conversion of debt							Conversion of debt into equity at a fixed price of $.05, or if publicly traded, at the rate of the lesser of $.05 or the lowest of 65% of the 20 previous trading days
Payment of prepayment penalty				$ 7,500			$ 30,000			$ 117,500	$ 62,500
Accrued interest							$ 124,715			$ 7,215
Restricted share issued			2,494,300